UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-215

Fidelity Hastings Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2014

Item 1. Reports to Stockholders

Fidelity®

Series Emerging Markets Debt

Fund

Fidelity Series Emerging Markets Debt Fund
Class F

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity Series Emerging Markets Debt Fund or 1-800-835-5092 for Class F of the fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Series Emerging Markets Debt	.84%
Actual		$ 1,000.00	$ 1,087.80	$ 4.35
Hypothetical A		$ 1,000.00	$ 1,020.63	$ 4.21
Class F	.73%
Actual		$ 1,000.00	$ 1,088.40	$ 3.78
Hypothetical A		$ 1,000.00	$ 1,021.17	$ 3.66

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Countries as of June 30, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Venezuela	12.6	8.8
Mexico	9.5	7.7
Indonesia	7.3	6.7
Argentina	6.8	5.3
Turkey	6.2	6.3
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five Holdings as of June 30, 2014
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Venezuelan Republic	7.6	4.3
Russian Federation	5.6	5.4
Turkish Republic	5.1	5.3
Petroleos de Venezuela SA	5.0	4.5
Indonesian Republic	4.7	4.4
	28.0
Asset Allocation (% of fund's net assets)
As of June 30, 2014	As of December 31, 2013
Corporate Bonds 38.3%	Corporate Bonds 34.5%
Government Obligations 57.0%	Government Obligations 56.0%
Supranational Obligations 0.3%	Supranational Obligations 0.0%
Stocks 0.0%	Stocks 0.0%†
Preferred Securities 0.9%	Preferred Securities 1.3%
Other Investments 0.5%	Other Investments 0.5%
Short-Term Investments and Net Other Assets (Liabilities) 3.0%	Short-Term Investments and Net Other Assets (Liabilities) 7.7%

† Amount represents less than 0.1%.

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 38.3%
		Principal Amount (c)	Value
Argentina - 2.8%
Aeropuertos Argentina 2000 SA:
10.75% 12/1/20 (e)		$ 4,545,960	$ 4,773,258
10.75% 12/1/20 (Reg. S)		464,400	487,620
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		870,000	913,500
City of Buenos Aires 9.95% 3/1/17 (e)		4,390,000	4,449,265
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (e)		2,828,000	2,177,560
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		205,000	200,900
11.5% 7/20/20 (Reg. S)		10,000	10,717
Pan American Energy LLC 7.875% 5/7/21 (e)		2,875,000	3,004,375
Transportadora de Gas del Sur SA 9.625% 5/14/20 (e)		7,683,595	7,837,267
YPF SA:
8.75% 4/4/24 (e)		3,415,000	3,568,334
8.875% 12/19/18 (e)		5,455,000	5,755,025
TOTAL ARGENTINA			33,177,821
Bailiwick of Jersey - 0.5%
Polyus Gold International Ltd.:
5.625% 4/29/20 (e)		5,925,000	5,865,750
5.625% 4/29/20 (Reg. S)		550,000	544,500
TOTAL BAILIWICK OF JERSEY			6,410,250
Bangladesh - 0.3%
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (e)		3,255,000	3,450,300
Bermuda - 0.1%
Digicel Group Ltd. 8.25% 9/1/17 (e)		1,035,000	1,064,808
Brazil - 0.5%
Banco Daycoval SA 5.75% 3/19/19 (e)		1,645,000	1,715,735
Itau Unibanco Holding SA 6.2% 12/21/21 (e)		1,655,000	1,766,713
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (e)		2,290,000	2,421,675
TOTAL BRAZIL			5,904,123
British Virgin Islands - 1.0%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (e)	BRL	13,272,000	5,676,415
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (e)		4,150,000	3,818,000
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
British Virgin Islands - continued
Gold Fields Orogen Holding BVI Ltd.: - continued
4.875% 10/7/20 (Reg. S)		$ 300,000	$ 276,000
Magnesita Finance Ltd. 8.625% (e)(f)		1,895,000	1,876,050
TOTAL BRITISH VIRGIN ISLANDS			11,646,465
Canada - 0.6%
Pacific Rubiales Energy Corp.:
5.375% 1/26/19 (e)		1,750,000	1,824,375
7.25% 12/12/21 (e)		4,848,000	5,381,280
Sino-Forest Corp. 6.25% 10/21/17 (b)(e)		3,220,000	0
TOTAL CANADA			7,205,655
Cayman Islands - 2.1%
Comcel Trust 6.875% 2/6/24 (e)		1,740,000	1,879,200
KWG Property Holding Ltd. 12.5% 8/18/17 (e)		1,830,000	1,958,100
Odebrecht Finance Ltd. 7.5% (e)(f)		8,250,000	8,507,813
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		4,045,000	4,215,820
6.875% 1/20/40		4,910,000	5,143,225
8.375% 12/10/18		3,055,000	3,627,919
TOTAL CAYMAN ISLANDS			25,332,077
El Salvador - 0.2%
Telemovil Finance Co. Ltd. 8% 10/1/17 (e)		2,764,000	2,905,793
Georgia - 0.9%
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (e)		4,315,000	4,617,050
7.75% 7/5/17 (Reg. S)		1,100,000	1,177,000
Georgian Oil & Gas Corp.:
6.875% 5/16/17 (e)		2,435,000	2,570,873
6.875% 5/16/17 (Reg. S)		450,000	475,110
JSC Georgian Railway 7.75% 7/11/22 (e)		1,565,000	1,752,800
TOTAL GEORGIA			10,592,833
Guatemala - 0.1%
Cementos Progreso Trust 7.125% 11/6/23 (e)		1,540,000	1,663,200
Indonesia - 2.6%
Perusahaan Penerbit SBSN 6.125% 3/15/19 (e)		2,710,000	3,011,488
PT Adaro Indonesia 7.625% 10/22/19 (e)		5,645,000	5,927,250
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (e)		2,775,000	2,848,260
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Indonesia - continued
PT Pertamina Persero:
4.3% 5/20/23 (e)		$ 1,880,000	$ 1,777,822
4.3% 5/20/23 (Reg S.)		1,000,000	943,750
4.875% 5/3/22 (e)		3,520,000	3,493,600
5.25% 5/23/21 (e)		2,200,000	2,266,000
5.625% 5/20/43 (e)		2,184,000	1,960,140
5.625% 5/20/43 (Reg. S)		900,000	807,750
6% 5/3/42 (e)		3,845,000	3,595,075
6.5% 5/27/41 (e)		3,820,000	3,810,450
6.5% 5/27/41 (Reg. S)		700,000	698,250
TOTAL INDONESIA			31,139,835
Ireland - 1.9%
MTS International Funding Ltd. 8.625% 6/22/20 (e)		7,160,000	8,469,564
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (e)		10,315,000	11,269,138
Vnesheconombank Via VEB Finance PLC 6.902% 7/9/20 (e)		2,340,000	2,544,867
TOTAL IRELAND			22,283,569
Kazakhstan - 1.5%
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (e)		1,100,000	1,043,790
Kazagro National Management Holding JSC 4.625% 5/24/23 (e)		1,050,000	1,015,770
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (e)		2,025,000	2,254,838
7% 5/5/20 (e)		2,385,000	2,712,938
9.125% 7/2/18 (e)		1,415,000	1,704,863
KazMunaiGaz National Co.:
4.4% 4/30/23 (e)		1,840,000	1,804,120
5.75% 4/30/43 (e)		3,020,000	2,899,200
Zhaikmunai International BV:
7.125% 11/13/19 (e)		3,330,000	3,621,375
7.125% 11/13/19 (Reg. S)		450,000	489,375
TOTAL KAZAKHSTAN			17,546,269
Korea (South) - 0.1%
Export-Import Bank of Korea 6% 6/4/16 (Reg. S)	INR	104,200,000	1,703,183
Luxembourg - 2.9%
Alrosa Finance SA 7.75% 11/3/20 (e)		5,600,000	6,195,280
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Luxembourg - continued
Aquarius Investments Luxemburg 8.25% 2/18/16		$ 4,185,000	$ 4,321,021
EVRAZ Group SA:
6.5% 4/22/20 (e)		1,915,000	1,785,738
8.25% 11/10/15 (e)		5,670,000	5,921,181
9.5% 4/24/18 (Reg. S)		3,800,000	4,089,750
RSHB Capital SA 6% 6/3/21 (e)(g)		1,305,000	1,311,525
SB Capital SA 5.5% 2/26/24 (e)(g)		3,080,000	2,995,300
TMK Capital SA 7.75% 1/27/18		8,120,000	8,424,500
TOTAL LUXEMBOURG			35,044,295
Malaysia - 0.1%
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)		900,000	1,233,883
Mexico - 6.7%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	40,400,000	3,087,969
Comision Federal de Electricid 5.75% 2/14/42 (e)		950,000	1,009,375
Credito Real S.A.B. de CV 7.5% 3/13/19 (e)		1,600,000	1,728,000
Gruma S.A.B. de CV 7.75% (Reg. S) (f)		5,914,000	5,987,925
Office Depot de Mexico SA de CV 6.875% 9/20/20 (e)		2,345,000	2,503,288
Pemex Project Funding Master Trust:
6.625% 6/15/35		7,845,000	9,237,488
6.625% 6/15/38		285,000	333,450
8.625% 12/1/23 (d)		320,000	407,680
Petroleos Mexicanos:
3.5% 1/30/23		3,085,000	3,012,503
4.875% 1/24/22		2,585,000	2,796,453
4.875% 1/18/24		2,680,000	2,874,300
4.875% 1/18/24 (e)		140,000	150,150
5.5% 1/21/21		4,130,000	4,635,925
5.5% 6/27/44		4,555,000	4,741,755
6% 3/5/20		2,000,000	2,288,000
6.375% 1/23/45 (e)		5,655,000	6,566,869
6.5% 6/2/41		7,405,000	8,608,313
6.625% (e)(f)		12,960,000	13,446,000
Tenedora Nemak SA de CV 5.5% 2/28/23 (e)		1,550,000	1,577,125
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		5,285,000	5,628,525
TOTAL MEXICO			80,621,093
Netherlands - 4.0%
DTEK Finance BV 9.5% 4/28/15 (Reg. S)		3,785,000	3,567,363
GTB Finance BV:
6% 11/8/18 (e)		4,250,000	4,228,750
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Netherlands - continued
GTB Finance BV: - continued
7.5% 5/19/16 (e)		$ 2,650,000	$ 2,779,320
HSBK BV:
7.25% 5/3/17 (e)		2,625,000	2,831,850
7.25% 5/3/17 (Reg. S)		550,000	593,340
Indosat Palapa Co. BV:
7.375% 7/29/20 (e)		2,050,000	2,221,790
7.375% 7/29/20		750,000	812,850
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		2,875,000	3,097,813
Listrindo Capital BV 6.95% 2/21/19 (e)		1,210,000	1,303,775
Majapahit Holding BV 7.75% 1/20/20 (e)		1,535,000	1,795,950
Metinvest BV:
8.75% 2/14/18 (Reg. S)		335,000	291,450
10.25% 5/20/15 (e)		7,482,000	7,201,425
10.25% 5/20/15 (Reg. S)		650,000	625,625
Mozambique Ematum Finance 2020 6.305% 9/11/20 (Reg. S)		2,635,000	2,661,350
Nord Gold NV 6.375% 5/7/18 (e)		5,910,000	5,843,513
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (e)		3,435,000	3,589,575
Petrobras Global Finance BV 2.3665% 1/15/19 (g)		4,690,000	4,666,550
VimpelCom Holdings BV 9% 2/13/18 (Reg S.)	RUB	21,290,000	602,111
TOTAL NETHERLANDS			48,714,400
Nigeria - 0.3%
FBN Finance Co. BV 8.25% 8/7/20 (e)(g)		1,720,000	1,784,500
Zenith Bank PLC 6.25% 4/22/19 (e)		2,410,000	2,401,083
TOTAL NIGERIA			4,185,583
Paraguay - 0.5%
BBVA Paraguay SA 9.75% 2/11/16 (e)		3,050,000	3,278,750
Telefonica Celular del Paraguay SA:
6.75% 12/13/22 (e)		1,820,000	1,958,775
6.75% 12/13/22 (Reg. S)		400,000	430,000
TOTAL PARAGUAY			5,667,525
Philippines - 0.6%
Development Bank of Philippines 8.375% (f)(g)		3,885,000	4,154,176
Power Sector Assets and Liabilities Management Corp.:
7.39% 12/2/24 (e)		1,600,000	2,056,000
7.39% 12/2/24 (Reg. S)		500,000	642,500
TOTAL PHILIPPINES			6,852,676
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Turkey - 1.1%
Finansbank A/S:
5.5% 5/11/16 (Reg. S)		$ 3,700,000	$ 3,795,830
6.25% 4/30/19 (e)		4,210,000	4,347,246
Yapi ve Kredi Bankasi A/S:
5.25% 12/3/18 (e)		1,165,000	1,192,727
6.75% 2/8/17 (e)		4,165,000	4,456,550
TOTAL TURKEY			13,792,353
Ukraine - 0.2%
Naftogaz of Ukraine NJSC 9.5% 9/30/14		2,910,000	2,851,800
United Kingdom - 1.3%
Afren PLC:
6.625% 12/9/20 (e)		1,710,000	1,765,575
10.25% 4/8/19 (Reg. S)		2,089,000	2,368,404
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		8,455,000	7,905,425
Ferrexpo Finance PLC 7.875% 4/7/16 (e)		3,170,000	3,051,125
TOTAL UNITED KINGDOM			15,090,529
United States of America - 0.4%
Southern Copper Corp.:
6.75% 4/16/40		1,760,000	1,913,659
7.5% 7/27/35		2,750,000	3,201,344
TOTAL UNITED STATES OF AMERICA			5,115,003
Venezuela - 5.0%
Petroleos de Venezuela SA:
4.9% 10/28/14		8,145,000	8,127,896
6% 11/15/26 (e)		3,965,000	2,557,425
8.5% 11/2/17 (e)		29,920,000	27,984,176
8.5% 11/2/17 (Reg. S)		3,600,000	3,367,080
9% 11/17/21 (Reg. S)		2,515,000	2,137,499
9.75% 5/17/35 (e)		11,090,000	9,082,710
12.75% 2/17/22 (e)		6,660,000	6,734,925
TOTAL VENEZUELA			59,991,711
TOTAL NONCONVERTIBLE BONDS (Cost $442,624,323)			461,187,032
Government Obligations - 57.0%
		Principal Amount (c)	Value
Argentina - 4.0%
Argentine Republic:
7% 10/3/15		$ 20,785,000	$ 19,735,358
7% 4/17/17		15,965,000	14,675,383
Buenos Aires Province 10.875% 1/26/21 (Reg. S)		4,390,000	4,192,450
City of Buenos Aires 12.5% 4/6/15 (e)		2,535,000	2,579,363
Provincia de Cordoba 12.375% 8/17/17 (e)		4,460,000	4,292,750
Provincia de Neuquen Argentina 7.875% 4/26/21 (Reg. S)		2,958,000	2,921,025
TOTAL ARGENTINA			48,396,329
Armenia - 0.5%
Republic of Armenia 6% 9/30/20 (e)		6,020,000	6,351,100
Aruba - 0.1%
Aruba Government 4.625% 9/14/23 (e)		1,670,000	1,629,920
Azerbaijan - 0.3%
Azerbaijan Republic 4.75% 3/18/24 (e)		1,600,000	1,648,000
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		2,400,000	2,388,000
TOTAL AZERBAIJAN			4,036,000
Bahamas (Nassau) - 0.1%
Bahamian Republic 6.95% 11/20/29 (e)		1,095,000	1,216,545
Barbados - 0.1%
Barbados Government 7% 8/4/22 (e)		755,000	685,163
Belarus - 1.1%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		10,230,000	10,524,624
8.95% 1/26/18		2,075,000	2,241,000
TOTAL BELARUS			12,765,624
Bolivia - 0.4%
Plurinational State of Bolivia:
4.875% 10/29/22 (e)		2,135,000	2,141,405
5.95% 8/22/23 (e)		2,390,000	2,521,450
5.95% 8/22/23		400,000	422,000
TOTAL BOLIVIA			5,084,855
Brazil - 3.0%
Brazilian Federative Republic:
4.25% 1/7/25		1,760,000	1,783,760
5.625% 1/7/41		9,290,000	9,986,750
Government Obligations - continued
		Principal Amount (c)	Value
Brazil - continued
Brazilian Federative Republic: - continued
7.125% 1/20/37		$ 7,810,000	$ 9,879,650
8.25% 1/20/34		6,465,000	8,954,025
12.25% 3/6/30		3,215,000	5,947,750
TOTAL BRAZIL			36,551,935
Colombia - 1.5%
Colombian Republic:
5.625% 2/26/44		1,075,000	1,204,000
6.125% 1/18/41		3,170,000	3,796,075
7.375% 9/18/37		3,450,000	4,692,000
10.375% 1/28/33		5,484,000	8,664,720
TOTAL COLOMBIA			18,356,795
Congo - 0.7%
Congo Republic 3.5% 6/30/29 (d)		9,224,141	8,376,812
Costa Rica - 0.5%
Costa Rican Republic:
4.25% 1/26/23 (e)		1,950,000	1,872,000
4.375% 4/30/25 (e)		1,120,000	1,046,080
5.625% 4/30/43 (e)		730,000	652,620
7% 4/4/44 (e)		2,180,000	2,267,200
TOTAL COSTA RICA			5,837,900
Croatia - 1.5%
Croatia Republic:
5.5% 4/4/23 (e)		3,115,000	3,235,706
6% 1/26/24 (e)		1,150,000	1,233,375
6.25% 4/27/17 (e)		3,820,000	4,137,518
6.375% 3/24/21 (e)		3,120,000	3,428,100
6.625% 7/14/20 (e)		2,760,000	3,084,300
6.75% 11/5/19 (e)		3,100,000	3,475,875
TOTAL CROATIA			18,594,874
Dominican Republic - 1.4%
Dominican Republic:
1.1344% 8/30/24 (g)		5,200,000	4,524,000
5.875% 4/18/24 (e)		1,650,000	1,721,775
5.875% 4/18/24		470,000	490,445
7.45% 4/30/44 (e)		4,020,000	4,304,207
Government Obligations - continued
		Principal Amount (c)	Value
Dominican Republic - continued
Dominican Republic: - continued
7.5% 5/6/21 (e)		$ 3,710,000	$ 4,234,965
9.04% 1/23/18 (e)		1,009,911	1,114,436
TOTAL DOMINICAN REPUBLIC			16,389,828
El Salvador - 0.3%
El Salvador Republic:
7.625% 2/1/41 (e)		1,000,000	1,050,000
7.65% 6/15/35 (Reg. S)		1,375,000	1,487,063
8.25% 4/10/32 (Reg. S)		1,150,000	1,308,125
TOTAL EL SALVADOR			3,845,188
Georgia - 0.2%
Georgia Republic 6.875% 4/12/21 (e)		1,875,000	2,123,438
Hungary - 0.9%
Hungarian Republic:
5.375% 3/25/24		1,704,000	1,823,280
5.75% 11/22/23		2,793,000	3,079,283
7.625% 3/29/41		4,298,000	5,504,105
TOTAL HUNGARY			10,406,668
Indonesia - 4.2%
Indonesian Republic:
3.375% 4/15/23 (e)		1,615,000	1,497,913
4.875% 5/5/21 (e)		4,990,000	5,239,500
5.25% 1/17/42 (e)		3,195,000	3,035,250
5.375% 10/17/23		2,150,000	2,281,688
5.875% 3/13/20 (e)		4,695,000	5,211,450
6.625% 2/17/37 (e)		3,100,000	3,441,000
6.75% 1/15/44 (e)		4,070,000	4,680,500
7.75% 1/17/38 (e)		8,070,000	10,057,238
8.5% 10/12/35 (Reg. S)		7,320,000	9,699,000
11.625% 3/4/19 (e)		4,250,000	5,793,813
TOTAL INDONESIA			50,937,352
Iraq - 0.6%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		8,250,000	7,425,000
Ivory Coast - 0.5%
Ivory Coast 7.7743% 12/31/32 (d)		5,965,000	5,778,594
Jordan - 0.2%
Jordanian Kingdom 3.875% 11/12/15		2,425,000	2,437,125
Government Obligations - continued
		Principal Amount (c)	Value
Lebanon - 1.6%
Lebanese Republic:
4% 12/31/17		$ 7,859,250	$ 7,839,602
4.75% 11/2/16		1,780,000	1,800,470
5.15% 11/12/18		2,650,000	2,663,250
5.45% 11/28/19		3,705,000	3,714,263
6.375% 3/9/20		2,570,000	2,692,075
TOTAL LEBANON			18,709,660
Lithuania - 0.0%
Lithuanian Republic 6.625% 2/1/22 (Reg.S)		200,000	241,750
Mexico - 2.8%
Comision Federal de Electricid 5.75% 2/14/42 (Reg. S)		600,000	637,500
United Mexican States:
4.75% 3/8/44		7,838,000	7,994,760
5.55% 1/21/45		1,640,000	1,865,500
6.05% 1/11/40		8,232,000	9,977,184
6.75% 9/27/34		6,535,000	8,462,825
7.5% 4/8/33		1,800,000	2,484,000
8.3% 8/15/31		1,740,000	2,551,710
TOTAL MEXICO			33,973,479
Morocco - 0.3%
Moroccan Kingdom:
4.25% 12/11/22 (e)		2,805,000	2,808,506
5.5% 12/11/42 (e)		1,250,000	1,228,600
TOTAL MOROCCO			4,037,106
Namibia - 0.1%
Republic of Namibia 5.5% 11/3/21 (e)		1,670,000	1,788,954
Netherlands - 0.2%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		2,100,000	2,289,420
Nigeria - 0.2%
Central Bank of Nigeria warrants 11/15/20 (h)		3,750	630,087
Republic of Nigeria 6.75% 1/28/21 (e)		1,100,000	1,214,125
TOTAL NIGERIA			1,844,212
Pakistan - 1.4%
Islamic Republic of Pakistan:
7.125% 3/31/16 (e)		8,056,000	8,297,680
7.125% 3/31/16 (Reg. S)		100,000	103,000
Government Obligations - continued
		Principal Amount (c)	Value
Pakistan - continued
Islamic Republic of Pakistan: - continued
7.25% 4/15/19 (e)		$ 6,965,000	$ 7,121,713
8.25% 4/15/24 (e)		1,150,000	1,185,938
TOTAL PAKISTAN			16,708,331
Panama - 0.4%
Panamanian Republic:
6.7% 1/26/36		1,300,000	1,603,550
8.875% 9/30/27		1,265,000	1,808,950
9.375% 4/1/29		1,170,000	1,740,960
TOTAL PANAMA			5,153,460
Paraguay - 0.1%
Republic of Paraguay 4.625% 1/25/23 (e)		625,000	635,000
Peru - 0.9%
Peruvian Republic:
4% 3/7/27 (d)		3,350,000	3,350,000
8.75% 11/21/33		4,930,000	7,503,460
TOTAL PERU			10,853,460
Philippines - 1.7%
Philippine Republic:
7.75% 1/14/31		4,860,000	6,712,875
9.5% 2/2/30		5,135,000	8,029,856
10.625% 3/16/25		3,535,000	5,545,531
TOTAL PHILIPPINES			20,288,262
Romania - 1.0%
Romanian Republic:
4.375% 8/22/23 (e)		2,308,000	2,365,238
6.125% 1/22/44 (e)		3,368,000	3,827,227
6.75% 2/7/22 (e)		4,011,000	4,788,131
6.75% 2/7/22		400,000	477,500
TOTAL ROMANIA			11,458,096
Russia - 5.6%
Russian Federation:
4.5% 4/4/22 (e)		1,800,000	1,840,500
4.875% 9/16/23 (e)		5,400,000	5,575,500
5.625% 4/4/42 (e)		3,800,000	3,961,500
5.875% 9/16/43 (e)		3,600,000	3,843,000
Government Obligations - continued
		Principal Amount (c)	Value
Russia - continued
Russian Federation: - continued
7.5% 3/31/30 (Reg. S)		$ 24,793,575	$ 28,714,415
12.75% 6/24/28 (Reg. S)		13,390,000	23,184,785
TOTAL RUSSIA			67,119,700
Serbia - 1.2%
Republic of Serbia:
5.25% 11/21/17 (e)		1,580,000	1,647,150
5.875% 12/3/18 (e)		3,410,000	3,627,388
6.75% 11/1/24 (e)		6,095,348	6,165,444
7.25% 9/28/21 (e)		2,200,000	2,508,000
TOTAL SERBIA			13,947,982
South Africa - 0.1%
South African Republic 5.875% 9/16/25		1,195,000	1,328,243
Sri Lanka - 1.4%
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (e)		1,350,000	1,371,938
5.875% 7/25/22 (e)		1,545,000	1,589,419
5.875% 7/25/22		785,000	807,569
6% 1/14/19 (e)		2,615,000	2,752,288
6.25% 10/4/20 (e)		5,090,000	5,412,961
6.25% 7/27/21 (e)		2,520,000	2,658,600
7.4% 1/22/15 (e)		2,210,000	2,274,090
TOTAL SRI LANKA			16,866,865
Tanzania - 0.1%
United Republic of Tanzania 6.332% 3/9/20 (g)		1,190,000	1,267,350
Turkey - 5.1%
Turkish Republic:
5.125% 3/25/22		2,815,000	2,974,048
5.625% 3/30/21		3,275,000	3,569,750
6.25% 9/26/22		3,125,000	3,521,250
6.75% 4/3/18		4,400,000	4,967,600
6.75% 5/30/40		3,965,000	4,626,362
6.875% 3/17/36		7,770,000	9,149,175
7% 3/11/19		2,870,000	3,303,370
7.25% 3/5/38		4,825,000	5,958,875
7.375% 2/5/25		7,725,000	9,385,875
7.5% 11/7/19		5,855,000	6,941,103
Government Obligations - continued
		Principal Amount (c)	Value
Turkey - continued
Turkish Republic: - continued
8% 2/14/34		$ 1,900,000	$ 2,498,690
11.875% 1/15/30		2,920,000	4,995,536
TOTAL TURKEY			61,891,634
Ukraine - 0.9%
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (e)		3,975,000	3,756,375
Ukraine Government:
7.75% 9/23/20 (e)		1,920,000	1,831,680
7.95% 2/23/21		350,000	334,250
9.25% 7/24/17 (e)		5,260,000	5,325,750
TOTAL UKRAINE			11,248,055
United States of America - 0.5%
U.S. Treasury Bonds 3.625% 8/15/43		5,584,000	5,885,882
Uruguay - 0.6%
Uruguay Republic 7.875% 1/15/33 pay-in-kind		5,210,000	7,085,600
Venezuela - 7.6%
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		57,010	1,254,220
5.75% 2/26/16 (Reg S.)		18,460,000	17,481,620
6% 12/9/20		3,090,000	2,371,575
7% 3/31/38		2,400,000	1,686,000
8.5% 10/8/14		13,660,000	13,694,150
9% 5/7/23 (Reg. S)		12,140,000	10,379,700
9.25% 9/15/27		3,635,000	3,126,100
9.25% 5/7/28 (Reg. S)		3,990,000	3,351,600
9.375% 1/13/34		3,460,000	2,915,050
11.75% 10/21/26 (Reg. S)		6,720,000	6,578,880
11.95% 8/5/31 (Reg. S)		13,415,000	13,146,700
12.75% 8/23/22		10,290,000	10,572,975
13.625% 8/15/18		5,005,000	5,405,400
TOTAL VENEZUELA			91,963,970
Vietnam - 1.0%
Vietnamese Socialist Republic:
1.1875% 3/12/16 (g)		1,527,304	1,344,028
4% 3/12/28 (d)		8,288,750	7,542,762
6.875% 1/15/16 (e)		2,740,000	2,931,800
TOTAL VIETNAM			11,818,590
Government Obligations - continued
		Principal Amount (c)	Value
Zambia - 0.1%
Republic of Zambia 5.375% 9/20/22 (e)		$ 1,335,000	$ 1,256,636
TOTAL GOVERNMENT OBLIGATIONS (Cost $655,319,346)			686,888,742
Supranational Obligations - 0.3%

European Bank for Reconstruction & Development 6.2% 6/27/15	INR	116,600,000	1,934,403
Inter-American Development Bank 4.75% 10/25/15(Reg. S)	INR	51,000,000	827,328
International Finance Corp. 7.75% 12/3/16	INR	73,000,000	1,227,325
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $4,023,579)			3,989,056
Sovereign Loan Participations - 0.5%

Indonesia - 0.5%
Indonesian Republic loan participation:
Goldman Sachs 1.1875% 12/14/19 (g)		3,498,490	3,393,535
Mizuho 1.1875% 12/14/19 (g)		2,825,600	2,740,832
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $6,083,409)			6,134,367
Preferred Securities - 0.9%

Brazil - 0.2%
Cosan Overseas Ltd. 8.25% (f)		2,550,000	2,688,410
British Virgin Islands - 0.1%
Magnesita Finance Ltd. 8.625% (Reg. S) (f)		300,000	303,184
Cayman Islands - 0.4%
CSN Islands XII Corp. 7% (Reg. S) (f)		4,915,000	4,652,154
Odebrecht Finance Ltd. 7.5% (Reg. S) (f)		300,000	310,414
TOTAL CAYMAN ISLANDS			4,962,568
Preferred Securities - continued
		Principal Amount (c)	Value
India - 0.2%
Reliance Industries Ltd.:
5.875% (e)(f)		$ 2,000,000	$ 2,007,390
5.875% (Reg. S) (f)		300,000	301,108
TOTAL INDIA			2,308,498
TOTAL PREFERRED SECURITIES (Cost $10,351,021)			10,262,660
Money Market Funds - 2.3%
	Shares
Fidelity Cash Central Fund, 0.11% (a) (Cost $28,091,511)	28,091,511	28,091,511
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $1,146,493,189)		1,196,553,368
NET OTHER ASSETS (LIABILITIES) - 0.7%		7,949,257
NET ASSETS - 100%		$ 1,204,502,625
Currency Abbreviations
BRL	-	Brazilian real
INR	-	Indian rupee
MXN	-	Mexican peso
RUB	-	Russian ruble
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $508,551,384 or 42.2% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,637
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 461,187,032	$ -	$ 461,187,032	$ -
Government Obligations	686,888,742	-	683,538,742	3,350,000
Supranational Obligations	3,989,056	-	3,989,056	-
Sovereign Loan Participations	6,134,367	-	-	6,134,367
Preferred Securities	10,262,660	-	10,262,660	-
Money Market Funds	28,091,511	28,091,511	-	-
Total Investments in Securities:	$ 1,196,553,368	$ 28,091,511	$ 1,158,977,490	$ 9,484,367
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	0.5%
AAA,AA,A	8.5%
BBB	33.3%
BB	16.1%
B	14.1%
CCC,CC,C	16.3%
Not Rated	8.0%
Other Investments	0.2%
Short-Term Investments and Net Other Assets	3.0%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,118,401,678)	$ 1,168,461,857
Fidelity Central Funds (cost $28,091,511)	28,091,511
Total Investments (cost $1,146,493,189)		$ 1,196,553,368
Cash		1,129,117
Receivable for investments sold		7,294,738
Receivable for fund shares sold		5,167
Interest receivable		20,828,719
Distributions receivable from Fidelity Central Funds		3,170
Total assets		1,225,814,279

Liabilities
Payable for investments purchased	$ 6,048,675
Payable for fund shares redeemed	14,448,144
Accrued management fee	666,795
Other affiliated payables	100,067
Other payables and accrued expenses	47,973
Total liabilities		21,311,654

Net Assets		$ 1,204,502,625
Net Assets consist of:
Paid in capital		$ 1,142,781,660
Undistributed net investment income		13,352,479
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,701,183)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		50,069,669
Net Assets		$ 1,204,502,625

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Series Emerging Markets Debt: Net Asset Value, offering price and redemption price per share ($599,786,288 ÷ 56,363,410 shares)	$ 10.64

Class F: Net Asset Value, offering price and redemption price per share ($604,716,337 ÷ 56,826,648 shares)	$ 10.64

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Dividends		$ 584,041
Interest		39,637,300
Income from Fidelity Central Funds		19,637
Total income		40,240,978

Expenses
Management fee	$ 3,836,158
Transfer agent fees	319,478
Accounting fees and expenses	266,422
Custodian fees and expenses	26,805
Independent trustees' compensation	2,299
Audit	35,637
Legal	1,117
Miscellaneous	5,341
Total expenses before reductions	4,493,257
Expense reductions	(150)	4,493,107
Net investment income (loss)		35,747,871
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(335,395)
Foreign currency transactions	(75,715)
Total net realized gain (loss)		(411,110)
Change in net unrealized appreciation (depreciation) on: Investment securities	64,006,842
Assets and liabilities in foreign currencies	61,206
Total change in net unrealized appreciation (depreciation)		64,068,048
Net gain (loss)		63,656,938
Net increase (decrease) in net assets resulting from operations		$ 99,404,809

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 35,747,871	$ 66,671,909
Net realized gain (loss)	(411,110)	3,063,923
Change in net unrealized appreciation (depreciation)	64,068,048	(119,476,161)
Net increase (decrease) in net assets resulting from operations	99,404,809	(49,740,329)
Distributions to shareholders from net investment income	(31,922,047)	(60,898,715)
Distributions to shareholders from net realized gain	-	(9,446,672)
Total distributions	(31,922,047)	(70,345,387)
Share transactions - net increase (decrease)	(10,424,045)	102,824,491
Total increase (decrease) in net assets	57,058,717	(17,261,225)

Net Assets
Beginning of period	1,147,443,908	1,164,705,133
End of period (including undistributed net investment income of $13,352,479 and undistributed net investment income of $9,526,655, respectively)	$ 1,204,502,625	$ 1,147,443,908

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series Emerging Markets Debt

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.05	$ 11.15	$ 9.92	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.313	.603	.627	.420
Net realized and unrealized gain (loss)	.556	(1.068)	1.218	(.127)
Total from investment operations	.869	(.465)	1.845	.293
Distributions from net investment income	(.279)	(.550)	(.565)	(.365)
Distributions from net realized gain	-	(.085)	(.050)	(.008)
Total distributions	(.279)	(.635)	(.615)	(.373)
Net asset value, end of period	$ 10.64	$ 10.05	$ 11.15	$ 9.92
Total Return B, C	8.78%	(4.22)%	19.09%	2.97%
Ratios to Average Net Assets E, H
Expenses before reductions	.84% A	.84%	.85%	.90% A
Expenses net of fee waivers, if any	.84% A	.84%	.85%	.90% A
Expenses net of all reductions	.84% A	.84%	.85%	.90% A
Net investment income (loss)	6.16% A	5.73%	5.95%	5.37% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 599,786	$ 581,496	$ 675,329	$ 567,740
Portfolio turnover rate F	41% A	36%	41%	45% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 17, 2011 (commencement of operations) to December 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.05	$ 11.15	$ 9.92	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.318	.613	.641	.430
Net realized and unrealized gain (loss)	.557	(1.066)	1.217	(.126)
Total from investment operations	.875	(.453)	1.858	.304
Distributions from net investment income	(.285)	(.562)	(.578)	(.376)
Distributions from net realized gain	-	(.085)	(.050)	(.008)
Total distributions	(.285)	(.647)	(.628)	(.384)
Net asset value, end of period	$ 10.64	$ 10.05	$ 11.15	$ 9.92
Total Return B, C	8.84%	(4.11)%	19.24%	3.08%
Ratios to Average Net Assets E, H
Expenses before reductions	.73% A	.72%	.73%	.76% A
Expenses net of fee waivers, if any	.73% A	.72%	.73%	.76% A
Expenses net of all reductions	.73% A	.72%	.73%	.76% A
Net investment income (loss)	6.27% A	5.84%	6.07%	5.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 604,716	$ 565,948	$ 489,376	$ 253,475
Portfolio turnover rateF	41% A	36%	41%	45% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 17, 2011 (commencement of operations) to December 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

Fidelity® Series Emerging Markets Debt Fund (the Fund) is a non-diversified fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Emerging Markets Debt and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 70,653,348
Gross unrealized depreciation	(9,889,731)
Net unrealized appreciation (depreciation) on securities and other investments	$ 60,763,617

Tax cost	$ 1,135,789,751

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $251,693,423 and $216,294,203, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .66% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Emerging Markets Debt. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Series Emerging Markets Debt	$ 319,478.11

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,062 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $150.

Semiannual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013
From net investment income
Series Emerging Markets Debt	$ 15,816,816	$ 31,725,708
Class F	16,105,231	29,173,007
Total	$ 31,922,047	$ 60,898,715
From net realized gain
Series Emerging Markets Debt	$ -	$ 4,891,715
Class F	-	4,554,957
Total	$ -	$ 9,446,672

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Series Emerging Markets Debt
Shares sold	2,835,033	6,919,257	$ 29,200,701	$ 73,381,434
Reinvestment of distributions	1,538,107	3,513,095	15,816,816	36,617,423
Shares redeemed	(5,889,110)	(13,142,055)	(60,355,684)	(140,657,146)
Net increase (decrease)	(1,515,970)	(2,709,703)	$ (15,338,167)	$ (30,658,289)
Class F
Shares sold	4,589,320	12,223,406	$ 47,137,919	$ 130,713,732
Reinvestment of distributions	1,565,517	3,242,861	16,105,231	33,727,964
Shares redeemed	(5,659,925)	(3,040,263)	(58,329,028)	(30,958,916)
Net increase (decrease)	494,912	12,426,004	$ 4,914,122	$ 133,482,780

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other - continued

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

11. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SED-SANN-0814
1.924253.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Hastings Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 26, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 26, 2014